CONDENSED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Class A Common Stock Not Subject to Redemption	Common Stock	Additional Paid in Capital	Accumulated Deficit	Total
Balance at the beginning at Jul. 31, 2020		$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Jul. 31, 2020		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Representative Shares		$ 144	24,856		25,000
Issuance of Representative Shares (in shares)		1,437,500
Net loss				(1,686)	(1,686)
Balance at the end at Dec. 31, 2020		$ 144	24,856	(1,686)	23,314
Balance at the end (in shares) at Dec. 31, 2020		1,437,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of 5,750,000 Units, net of underwriting discounts and offering expenses		$ 575	52,367,832		$ 52,368,407
Sale of 5,750,000 Units, net of underwriting discounts and offering expenses (in shares)		5,750,000			5,750,000
Sale of 200000 Private Placement Units		$ 20	1,999,980		$ 2,000,000
Sale of 200,000 Private Placement Units (in shares)		200,000			200,000
Issuance of Representative Shares		$ 17	1,699,983		$ 1,700,000
Issuance of Representative Shares (in shares)		170,000
Common stock subject to possible redemption		$ (510)	(50,943,574)		(50,944,084)
Common stock subject to possible redemption (in shares)		(5,094,072)
Net loss				(147,635)	(147,635)
Balance at the end at Mar. 31, 2021		$ 246	5,149,077	(149,321)	5,000,002
Balance at the end (in shares) at Mar. 31, 2021		2,463,428
Balance at the beginning at Dec. 31, 2020		$ 144	24,856	(1,686)	23,314
Balance at the beginning (in shares) at Dec. 31, 2020		1,437,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Representative Shares					1,700,000
Net loss	$ (311,454)				(311,454)
Balance at the end at Jun. 30, 2021		$ 247	5,312,897	(313,140)	5,000,004
Balance at the end (in shares) at Jun. 30, 2021		2,479,936
Balance at the beginning at Mar. 31, 2021		$ 246	5,149,077	(149,321)	5,000,002
Balance at the beginning (in shares) at Mar. 31, 2021		2,463,428
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock subject to possible redemption		$ 1	163,820		163,821
Common stock subject to possible redemption (in shares)		16,508
Net loss	$ (163,819)			(163,819)	(163,819)
Balance at the end at Jun. 30, 2021		$ 247	$ 5,312,897	$ (313,140)	$ 5,000,004
Balance at the end (in shares) at Jun. 30, 2021		2,479,936